Income Taxes 5 (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	1,378,700,000
Deferred tax asset for State NOL carryforwards	74,200,000
Deferred tax asset for Federal NOL carryforward (entities not on Federal return)	5,900,000
Internal Revenue Service IRS Member
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	between 2011 and 2030
State And Local Jurisdiction Member
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	between 2011 and 2030